Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
Summary of Significant Accounting Policies
2.	Summary of Significant Accounting Policies

Basis of Presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and include the accounts of Global-E Online Ltd. and its wholly owned subsidiaries. All intercompany balances and transactions have been eliminated in consolidation.

Reclassifications

Certain prior period amounts have been reclassified in order to conform to the current period presentation.

Use of Estimates

The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenue and expenses during the reporting periods. Significant items subject to such estimates and assumptions include, but are not limited to, the allocation of transaction price among various performance obligations and the variable consideration in determination of the transaction price, the estimated customer life on deferred contract acquisition costs, the allowance for credit losses, the fair value of financial assets and liabilities; the fair value of acquired intangible assets and goodwill, the useful lives of acquired intangible assets and, property and equipment, the useful life of the commercial assets agreement and the valuation of deferred tax assets and uncertain tax positions. The Company bases these estimates on historical and anticipated results, trends and various other assumptions that it believes are reasonable under the circumstances, including assumptions as to future events. Actual results could differ from those estimates.

Foreign Currency

The functional currency of the Company is the U.S. dollar. Accordingly, foreign currency assets and liabilities are remeasured into U.S. dollars at the end-of-period exchange rates except for non-monetary assets and liabilities, which are measured at historical exchange rates. Revenue and expenses are remeasured each day at the exchange rate in effect on the day the transaction occurred or at the average exchange rate for the relevant period.

Concentration of Risks

Financial instruments that potentially subject the Company to a concentration of credit risk consist of cash and cash equivalents, restricted cash, short-term deposits, accounts receivable and marketable securities. The Company maintains its cash, cash equivalents, restricted cash, and short-term deposits with high-quality financial institutions mainly in the U.S., Europe and Israel, the composition and maturities of which are regularly monitored by the Company.

The Company’s investments in marketable securities are made in instruments with high credit ratings, in accordance with the Company’s investment policy, and are not insured or guaranteed.

The Company’s derivatives expose it to credit risk to the extent that the counterparties may be unable to meet the terms of the agreement. The Company seeks to mitigate such risk by limiting its counterparties to major financial institutions and by spreading the risk across a number of major financial institutions.

In the years ended December 31, 2022, 2023 and 2024 there weren’t revenues from a single customer which exceeded 10% of the Company’s revenues.

Cash, Cash Equivalents, and Restricted Cash

Cash and cash equivalents consist of cash in banks. The Company considers all highly liquid investments, with an original maturity of three months or less at the date of purchase, to be cash equivalents. The Company maintains certain cash amounts restricted as to its withdrawal or use. The Company’s restricted cash primarily consists of security deposits collateralizing the Company’s operating leases.

As of December 31, 2023 and 2024, the Company holds money market funds in the amount of $60,000 and $150,060. The money market funds are classified as level 1.

The following table provides a reconciliation of cash, cash equivalents, and restricted cash reported within the consolidated balance sheets that sum to the total of the same such amounts shown in the consolidated statements of cash flows:

	December 31,
	2022	2023	2024
Cash and cash equivalents	$165,033	$200,081	$254,620
Cash and cash equivalents included in funds receivable	$46,302	$68,334	$76,881
Restricted cash included in other assets	$187	$182	$181

Total cash, cash equivalents, and restricted cash	$211,522	$268,597	$331,682

Marketable Securities

The Company classifies its marketable securities as available-for-sale at the time of purchase and re-evaluates such classification at each balance sheet date. The Company may sell these securities at any time for use in current operations, even if they have not yet reached maturity. As a result, the Company classifies its marketable securities, including those with maturities beyond 12 months, as current assets in the Consolidated Balance Sheets. The Company carries these securities at fair value and records unrealized gains and losses, net of taxes, in accumulated other comprehensive income, which is reflected as a component of shareholders’ equity. The Company periodically evaluates its marketable securities to assess whether those account for a credit loss. Expected credit losses on available-for-sale debt securities are recognized in financial expenses (income), net, on the Company’s consolidated statements of operations, and any remaining unrealized losses, net of taxes, are included in accumulated other comprehensive income in shareholders' equity. The Company has not recorded credit losses for the year ended December 31, 2022, 2023 and 2024. The Company periodically evaluates its available-for-sale debt securities for impairment. If the amortized cost of an individual security exceeds its fair value, the Company considers its intent to sell the security or whether it is more likely than not that it will be required to sell the security before recovery of its amortized basis. If either of these criteria are met, the Company writes down the security to its fair value and records the impairment charge in financial expenses (income), net, in the Consolidated Statements of Operations. If neither of these criteria are met, the Company determines whether credit loss exists. Changes in allowance for expected credit losses, is recorded in financial expenses (income), net.

Derivatives instruments – Hedging transactions

The Company enters into foreign currency forward and put and call option contracts with financial institutions to protect itself against the foreign exchange risks, mainly exposure to changes in the exchange rate of the New Israeli Shekel (“NIS”) against the U.S. dollar that are associated with forecasted future cash flows related to salary expenses, for up to twelve months, as part of the Company’s risk management strategy. The Company does not enter into derivative transactions for trading or speculative purposes.

Derivatives are recognized at fair value as either assets or liabilities in the consolidated balance sheets in accordance with ASC Topic 815, “Derivatives and Hedging”. The accounting for changes in the fair value (i.e., gains or losses) of a derivative instrument depends on their intended use and their designation.

For derivative instruments that hedge the exposure to variability in expected future cash flows that are designated as cash flow hedge, changes in the fair value of these derivatives are recorded in accumulated other comprehensive income (loss) as a component of shareholders’ equity in the consolidated balance sheets until the forecasted transaction occurs. Upon occurrence, the Company reclassifies the related gains or losses on the derivative to the same financial statement line item in the consolidated statements of operations to which the derivative relates. In case the Company discontinues cash flow hedges, it records the related amount in finance expenses (income), net, on the consolidated statements of operations.

The effect of foreign currency contracts designated as cash flow hedge on the consolidated statements of operations, for the year ended December 31, 2024, were as follows:

Year Ended December 31,
2024

Cost of revenue	$46
Research and development	156
Sales and marketing	22
General and administrative	55
Total profit	$279

Fair Value Measurements

Fair value is defined as the exchange price that would be received from the sale of an asset or paid to transfer a liability in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The Company measures financial assets and liabilities at fair value at each reporting period using a fair value hierarchy, which requires the Company to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. Three levels of inputs may be used to measure fair value:

Level 1 – Quoted prices in active markets for identical assets or liabilities.

Level 2 – Inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 – Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

Financial instruments consist of cash and cash equivalents, restricted cash, short-term and long-term deposits, long-term investment, accounts receivables, accounts payables, accrued expenses and other current liabilities, funds receivable and payable, marketable securities and derivative instruments. Cash and cash equivalents, short-term deposits, accounts receivable, accounts payable, and accrued expenses, funds receivable and payable and other current liabilities are stated at their carrying value, which approximates fair value due to the short time to the expected receipt or payment date. Marketable securities and derivative instruments are stated at fair value on a recurring basis (see note 14).

The Company has elected to account for the investment in a joint venture that would otherwise be accounted for under the equity method using the fair value method (see note 2 and 14) with changes in fair value reported through earnings. The fair value of the investment was determined using the income approach by estimated future cash flows discounted in order to get a present value of potential operations. Such investments are categorized as level 3.

Other Comprehensive Income (loss)

The Company accounts for comprehensive income (loss) in accordance with Accounting Standards Codification No. 220, "Comprehensive Income" ("ASC No. 220"). This statement establishes standards for the reporting and display of comprehensive income (loss) and its components in a full set of general-purpose financial statements. Comprehensive income (loss) generally represents all changes in shareholders' equity during the period except those resulting from investments by, or distributions to shareholders.

The total accumulated other comprehensive income was comprised as follows:

	Unrealized gain (loss) on marketable securities	Unrealized gain on Hedging transactions
Beginning balance as of January 1, 2022	$(159)	$-
Net current period other comprehensive loss	(1,840)	-
Reclassification adjustments for losses included in net income	73	-
Balance as of December 31, 2022	(1,926)	-
Other comprehensive income (loss) before reclassifications	475	-
Net realized gains (loss) reclassified from OCI	31	-
Net current period other comprehensive income	506	-
Balance as of December 31, 2023	(1,420)	-
Other comprehensive income before reclassifications	197	1,728
Net realized loss (gains) reclassified from OCI	289	(279)
Net current period other comprehensive income	486	1,449
Balance as of December 31, 2024	$(934)	$1,449

Accounts Receivable, Net

Accounts receivable are recorded at the invoiced amount and amounts for which revenue has been recognized but not invoiced, net of allowance for credit losses. The allowance for credit losses is based on historical collection experience, customer creditworthiness, current and future economic condition and market condition. Additionally, specific allowance amounts are established to record the appropriate provision for customers that have a higher probability of default. Accounts receivables are written off after all reasonable means to collect the full amount have been exhausted.

Property and Equipment, Net

Property and equipment are stated at the cost net of accumulated depreciation. Depreciation is calculated using the straight-line method over the estimated useful lives of the respective assets. Expenditures for maintenance and repairs are expensed as incurred.

The estimated useful lives of the Company’s property and equipment are as follows:

Computer and software	3 years
Furniture and office equipment	3 – 7 years
Leasehold improvements	Shorter of remaining lease
term or estimated useful life

Business Combinations

The Company accounts for business combinations in accordance with ASC 805, “Business Combinations”. ASC 805 requires recognition of assets acquired, liabilities assumed, and any non-controlling interest at the acquisition date, measured at their fair values as of that date. The Company determines the recognition of intangible assets based on the following criteria: (i) the intangible asset arises from contractual or other rights; or (ii) the intangible asset is separable or divisible from the acquired entity and capable of being sold, transferred, licensed, returned or exchanged.

The excess of the fair value of the purchase price over the fair values of the identifiable assets and liabilities is recorded as goodwill. Determining the fair value of the identifiable assets and liabilities requires management to use significant judgment and estimates including the forecasted revenue and revenues growth rates, discount rates, customer contract renewal rates, and customer attrition rates.

Critical estimates in valuing certain intangible assets include, but are not limited to, future expected cash flows from customer relationships, merchant/network affiliate relationships, publisher relationships, technology, tradenames, and discount rates. The Company estimates fair value based upon assumptions that are believed to be reasonable, but which are inherently uncertain and unpredictable and, as a result, actual results may differ from estimates.

Upon the conclusion of the measurement period or final determination of the fair value of assets acquired or liabilities assumed, whichever comes first, any subsequent adjustments are recorded to the Company’s consolidated statements of operations.

Acquisition related costs are expensed in the consolidated statements of operations in the period incurred.

Investment in Joint Venture

The Company elected to measure the investment that is not controlled but over which the Company can exercise significant influence at fair value. Such elections are irrevocable. Under the fair value method, investments are recorded at fair value, and any changes in fair value are reported in the consolidated statements of operations. All costs (other than purchase price) directly associated with the acquisition of an investment to be accounted for using the fair value method are expensed as incurred. As of December 31, 2024, the Company has one investment in the joint venture, which is accounted under the fair value method (refer to note 14).
In 2024, the Company entered into a joint venture agreement (the “JV Agreement”), whereas the Company purchased an aggregate number of shares equal to 19.9% of the joint venture, Smart GL Logistics Ltd, issued and outstanding share capital, in a total amount of $1,000. As part of the JV Agreement, call options were granted to the Company to purchase and put option were transferred to other investors to sell the remaining issued and outstanding share capital. (refer also to note 13).

Intangible Assets

Acquired identifiable finite-lived intangible assets are amortized on a straight-line basis over the estimated useful lives of the assets. The basis of amortization approximates the pattern in which the assets are utilized, over their estimated useful lives. The Company routinely reviews the remaining estimated useful lives of finite-lived intangible assets. In case the Company reduces the estimated useful life for any asset, the remaining unamortized balance is amortized or depreciated over the revised estimated useful life.

The estimated useful lives of the Company’s intangible assets are as follows:

Years

Technology	2-7
Partnership Agreement	6
Customer Relationships	1-5
Trademark	2
Marketing Asset	5
GTS Duty Calculator	9

Goodwill

Goodwill reflects the excess of the purchase price over the estimated fair values of the identifiable net assets acquired in business combinations. Goodwill is not amortized and is tested for impairment at least on an annual basis. The Company operates as one reporting unit and the fair value of the reporting unit is estimated using quoted market prices of the Company’s share in active markets. The Company tests goodwill for impairment annually in the fourth quarter and whenever events or changes in circumstances indicate the carrying amount of goodwill may not be recoverable.

When testing goodwill for impairment, the Company may first perform a qualitative assessment. If the Company determines it is not more likely than not the reporting unit’s fair value is less than its carrying value, then no further analysis is necessary. If the Company determines that it is more likely than not that the fair value of its reporting unit is less than its carrying amount, then the quantitative impairment test will be performed. The Company may elect to bypass the qualitative assessment and proceed directly to performing a quantitative analysis. Under the quantitative impairment test, if the carrying amount of the Company’s reporting unit exceeds its fair value, the Company recognizes an impairment of goodwill for the amount of this excess. There was no impairment of goodwill in the years ended December 31, 2023 and 2024.

Impairment of Long-Lived Assets and intangible assets subject to amortization

The Company evaluates the recoverability of long-lived assets, including property and equipment and intangible assets subject to amortization for possible impairment whenever events or circumstances indicate that the carrying amount of such assets may not be fully recoverable. Such events and changes may include significant changes in performance relative to expected operating results, significant changes in asset use, significant negative industry or economic trends, and changes in the Company’s business strategy. Recoverability of these assets is measured by a comparison of the carrying amounts to the future undiscounted cash flows the assets are expected to generate. If such a review indicates that the carrying amount of long-lived assets is not recoverable, the carrying amount of such assets is reduced to fair value. There were no impairment charges to long-lived assets during the periods presented.

Capitalized Software Costs

Costs related to software acquired, developed, or modified solely to meet the Company’s internal requirements, with no substantive plans to market such software at the time of development are capitalized. Costs incurred during the preliminary planning and evaluation stage of the project and during the post implementation operational stage are expensed as incurred. Costs incurred during the application development stage of the project are capitalized. Maintenance costs are expensed as incurred.

Leases

The Company determines if an arrangement is a lease and the classification of that lease at inception based on: (1) whether the contract involves the use of an identified asset, (2) whether the Company obtains the right to substantially all the economic benefits from the use of the asset throughout the lease period, and (3) whether the Company has a right to direct the use of the asset. The Company elected to not recognize a lease liability and a right-of-use ("ROU") asset for leases with a term of twelve months or less. The Company also elected the practical expedient to not separate lease and non-lease components for its leases.

ROU assets represent the right to use an underlying asset for the lease term and lease liabilities represent the obligation to make lease payments arising from the lease. ROU assets are initially measured at amounts, which represents the discounted present value of the lease payments over the lease, plus any initial direct costs incurred. The lease liability is initially measured at lease commencement date based on the discounted present value of minimum lease payments over the lease term. The implicit rate within the operating leases is generally not determinable, therefore the Company uses its Incremental Borrowing Rate ("IBR") based on the information available at commencement date in determining the present value of lease payments. The Company's IBR is estimated to approximate the interest rate for collateralized borrowing with similar terms and payments and in economic environments where the leased asset is located. Certain leases include options to extend or terminate the lease. An option to extend the lease is considered in connection with determining the ROU asset and lease liability when it is reasonably certain that the Company will exercise that option. An option to terminate is considered unless it is reasonably certain that the Company will not exercise the option.

Payments under the Company's lease arrangements are primarily fixed, however, certain lease agreements contain variable payments, which are expensed as incurred and not included in the operating lease right-of-use assets and liabilities. Variable lease payments are primarily comprised of payments affected by CPI and utility charges.

Revenue Recognition

The Company’s revenues are comprised of:

1.         Service Fees –The Company provides merchants a global direct-to-consumer e-commerce platform that enables them to sell their products to consumers worldwide. Revenue is generated as a percentage of the value of transactions that flow through the Company’s platform.

2.          Fulfillment services – The Company offers shipping, handling, and other global delivery services in order to deliver merchants’ goods to consumers.

In accordance with ASC 606, revenue is recognized when a customer obtains control of promised goods or services are delivered. The amount of revenue recognized reflects the consideration that the Company expects to receive in exchange for these goods or services. To achieve the core principle of this standard, the Company applied the following five steps:

1.	Identification of the contract, or contracts, with the customer

The Company determines that it has a contract with a customer when each party’s rights regarding the products or services to be transferred can be identified, the payment terms for the services can be identified, the Company has determined the customer has the ability and intent to pay, and the contract has commercial substance. At contract inception, the Company evaluates whether two or more contracts should be combined and accounted for as a single contract and whether the combined or single contract includes more than one performance obligation.

2.	Identification of the performance obligations in the contract

Performance obligations promised in a contract are identified based on the products and services that will be transferred to the customer that are both capable of being distinct, whereby the customer can benefit from the products or services either on their own or together with other resources that are readily available from third parties or from the Company, and are distinct in the context of the contract, whereby the transfer of the products and services is separately identifiable from other promises in the contract. The Company identified two distinct performance obligations: service fees and fulfillment services. The Company offers its platform service solution on a standalone basis (i.e., without the fulfillment services), fulfillment services are offered on an optional basis. Customers may choose to utilize or cease utilizing fulfillment services, either in whole or for select markets, at any time and from time to time.

3.	Determination of the transaction price

The transaction price is determined based on the consideration to which the Company expects to be entitled in exchange for transferring products or delivery of services to the customer. The Company applied the practical expedient in ASC 606 and did not evaluate payment terms of one year or less for the existence of a significant financing component. Revenue is recognized net of any taxes collected from customers which are subsequently remitted to governmental entities (e.g., sales tax and other indirect taxes). To the extent the transaction price includes variable consideration, the Company estimates the amount of variable consideration by the expected value method. The Company includes variable consideration if it is probable that a significant future reversal of cumulative revenue under the contract will not occur. The Company reassesses variable consideration at each reporting period and, if necessary, these estimates are adjusted to reflect the anticipated amounts to be collected when those facts and circumstances become known. These estimates are based on historical experience, anticipated performance and the Company's best judgment at the time.

4.	Allocation of the transaction price to the performance obligations in the contract

Contracts that contain multiple performance obligations require an allocation of the transaction price to each performance obligation based on each performance obligation’s relative standalone selling price ("SSP"). To determine SSP, the Company maximizes the use of observable standalone sales and observable data, where available. In instances where performance obligations do not have observable standalone sales, the Company uses the expected cost-plus margin approach to estimate the standalone selling price based on a defined matrix that takes into consideration, among others, the weight, volume and shipping lane of the package. The Company also utilizes available information that may include market conditions, pricing strategies, and other observable inputs. In some cases, the Company provides the platform service solution on a standalone basis. (i.e., without the fulfillment services) since fulfillment service is optional. As for the fulfillment services, the Company provides such services only alongside the platform service solution.

5.	Recognition of the revenue when, or as, a performance obligation is satisfied

Revenue is recognized at the time the related performance obligation is satisfied by transferring the promised product or delivery of service to the customer. Revenue is recognized in an amount that reflects the consideration that the Company expects to receive in exchange for those products or services.

For each performance obligation identified, the Company is required to determine whether control of the good or service transfers to the customer over time or at a point in time. The assessment of whether control transfers over time or at a point in time is critical to the timing of revenue recognition. The control over the promised services for each of the components is transferred as follow:

a.
Service Fees -the revenues are recognized once the transaction is considered completed, when the payment is processed by the Company, and the merchant goods arrive at the Company’s hub. The Company determined it acts as an agent since it does not have control over the goods provided to the shopper, based on the agreement with the merchant. The Company is not primarily responsible for the acceptability of the goods (for example – the quality of the goods provided to the consumer). Furthermore, the Company has no discretion in determining the prices paid by the consumer for the goods. The Company earns a fee based on a fixed percentage of the total amount of the goods. Therefore, revenues derived from the service fees are presented on a net basis.

b.
Fulfillment services - the service is recognized over the shipment time starting upon the dispatch to the carrier until it reaches the consumer. The Company determined it acts as a principal since it is the primary obligor to fulfill its promise to its customers, controls the services (i.e. the Company directs other parties to provide services on its behalf), has discretion in determining the carrier it uses to provide the service and bears the risk of loss if the actual cost of the fulfillment service will exceed the fee. Therefore, revenues derived from the fulfillment services are presented on a gross basis.

The Company elected to apply the optional exemption under ASC 606 not to disclose the remaining performance obligations that relate to contracts with an original expected duration of one year or less.

Disaggregation of Revenue

The following table summarizes revenue by category:

	Year Ended December 31,
	2022		2023		2024
	Amount	Percentage of Revenue	Amount	Percentage of Revenue	Amount	Percentage of Revenue
	(in thousands, except percentages)
Service fees	$181,887	44%	$262,255	46%	$350,311	47%
Fulfillment services	227,162	56%	307,692	54%	402,453	53%
Total revenue	$409,049	100%	$569,946	100%	$752,764	100%

The Company's revenues from service fees provided on a standalone basis were $16,515, $44,461 and $68,168 for the years ended December 31, 2022, 2023 and 2024, respectively.

The following table summarizes revenue by merchant outbound region:

	Year Ended December 31,
	2022		2023		2024
	Amount	Percentage of Revenue	Amount	Percentage of Revenue	Amount	Percentage of Revenue
	(in thousands, except percentages)
United States	$173,967	43%	$285,619	50%	$399,596	53%
United Kingdom	146,562	36%	173,584	30%	182,904	24%
European Union	78,491	19%	92,566	16%	125,547	17%
Israel	1,357	* )	1,806	* )	2,746	* )
Other	8,672	2%	16,371	3%	41,971	6%

Total revenue	$409,049	100%	$569,946	100%	$752,764	100%

*) Less than 1%

Deferred contract acquisition and fulfillment costs

 The Company capitalizes sales commissions paid to sales personnel that are incremental to the acquisition of customer contracts. These costs are recorded as deferred contract acquisition costs on the consolidated balance sheets. The Company determines whether costs should be deferred based on its sales compensation plans and if the commissions are incremental and would not have occurred absent the customer contract.

 Sales commissions paid upon the initial acquisition of a customer contract for sales personnel and affiliates are amortized mainly over an estimated period of benefit of five years. The Company determines the period of benefit for sales commissions paid for the acquisition of the initial customer contract by taking into consideration the estimated technological life of the Company’s solution.

Amortization of sales commissions are consistent with each performance obligation and are included in sales and marketing expense in the consolidated statements of operations. The Company has applied the practical expedient in ASC 606 to expense costs as incurred for costs to obtain a contract with a customer when the amortization period would have been one year or less.

The Company capitalizes costs incurred to fulfill its contracts when the costs relate directly to a contract and are expected to generate resources that will be used to satisfy the performance obligation under the contract and are expected to be recovered through revenues generated under the contract. Costs to fulfill contracts are expensed to cost of revenue on a straight-line basis over the estimated technological useful life of the Company's solution which are estimated to be five years.

The Company periodically reviews these deferred contract acquisition costs to determine whether events or changes in circumstances have occurred that could impact the period of benefit. There were no impairment losses recorded during the periods presented.

The following tables represent a roll forward of deferred contract acquisition costs:

Cost to obtain a contract:

	Year Ended December 31,
	2022	2023	2024
	(in thousands)
Beginning balance	$1,801	$2,562	$3,157
Additions to deferred contract acquisition costs	1,378	1,463	2,010
Amortization of deferred contract acquisition costs	(617)	(868)	(1,134)
Ending balance	$2,562	$3,157	$4,033

Deferred contract acquisition costs (to be recognized in next 12 months included in other current assets)	$737	$970	$1,280
Deferred contract acquisition costs, noncurrent	1,825	2,187	2,753
Total deferred contract acquisition costs	$2,562	$3,157	$4,033

Cost to fulfill a contract:

	Year Ended December 31,
	2023	2024
	(in thousands)
Beginning balance	$-	$613
Additions to deferred contract acquisition costs	659	956
Amortization of deferred contract acquisition costs	(46)	(212)
Ending balance	$613	$1,357

Deferred contract acquisition costs (to be recognized in next 12 months included in other current assets)	$133	$323
Deferred contract acquisition costs, noncurrent	481	1,034
Total deferred contract acquisition costs	$613	$1,357

Cost of Revenue

Cost of revenue primarily consists of expenses related to fulfillment of its services, which mainly include shipping costs, acquiring costs, payroll, hosting and allocated overhead. Overhead is allocated to cost of revenue based on applicable headcount.

Research and Development

Research and development costs include personnel-related expenses associated with the Company’s development personnel responsible for the design, development and testing of its products, cost of development environments and tools, and allocated overhead. Overhead is allocated to research and development based on applicable headcount. Research and development costs are expensed as incurred.

Sales and Marketing Costs

Sales and Marketing costs include mainly personnel-related expenses, sales commissions, direct marketing, events, public relations, commercial agreement amortization (see note 7), amortization of intangible assets and allocated overhead. Overhead is allocated to sales and marketing based on applicable headcount.

General and Administrative

General and administrative expenses primarily consist of personnel-related expenses and merger-related contingent consideration, associated primarily with the Company’s finance, legal, human resources and other operational and administrative functions, professional fees for external legal, accounting and other consulting services, and allocated overhead. Overhead is allocated to sales and marketing based on applicable headcount.

Share-Based Compensation

The Company account for share-based compensation in accordance with ASC No. 718, “Compensation - Stock Compensation” (“ASC No. 718”). Share-based compensation expense related to share awards is recognized based on the fair value of the awards granted. The fair value of restricted stock units (“RSU”) is based on the closing market value of the underlying shares at the date of grant. The fair value of each option award is estimated on the grant date using the Black-Scholes option pricing model. The Black-Scholes option pricing model requires the input of highly subjective assumptions, including the fair value of the underlying Ordinary Shares, the expected term of the option, the expected volatility of the price of the Company’s Ordinary Shares, risk-free interest rates, and the expected dividend yield of Ordinary Shares. The assumptions used to determine the fair value of the option awards represent management’s best estimates. These estimates involve inherent uncertainties and the application of management’s judgment. The related share-based compensation expense is recognized on a straight-line basis over the requisite service period of the awards, including awards with graded vesting and no additional conditions for vesting other than service conditions. Forfeitures are accounted for as they occur.

Income Taxes

The Company is subject to income taxes in Israel, the U.S., U.K and other foreign jurisdictions. These foreign jurisdictions may have different statutory rates than in Israel. Income taxes are accounted in accordance with ASC 740, Income Taxes (“ASC 740”). Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statements carrying amounts of existing assets and liabilities and their respective tax basis as well as operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The financial effect of changes in tax laws or rates is accounted for in the period of enactment. Valuation allowances are provided when necessary to reduce deferred tax assets to the amount expected to be realized.

The Company recognizes income tax benefits from uncertain tax positions only if it believes that it is more likely than not that the tax position will be sustained upon examination by the taxing authorities based on the technical merits of the position. The tax benefits recognized in the financial statements from such uncertain tax positions are then measured based on the largest benefit that is more likely than not to be realized upon the ultimate settlement. Although the Company believes that it has adequately reserved for its uncertain tax positions (including net interest and penalties), it can provide no assurance that the final tax outcome of these matters will not be materially different. The Company makes adjustments to these reserves when facts and circumstances change, such as the closing of a tax audit or the refinement of an estimate. To the extent that the final tax outcome of these matters is different from the amounts recorded, such differences will affect the provision for income taxes in the period in which such determination is made.

Net Earnings (Loss) Per Share Attributable to Ordinary Shareholders

The Company calculates basic net income (loss) per share by dividing the net income (loss) by the weighted-average number of Ordinary Shares outstanding during the period. Diluted net income (loss) per share is computed by giving effect to all potentially dilutive Ordinary Share equivalents outstanding for the period, including share options and restricted share units. Diluted net income (loss) per share was the same as basic net income (loss) per share in periods when the effects of potentially dilutive shares of Ordinary Shares were anti-dilutive.

Segment Information

The Company operates in one operating and reportable segment. Operating segments are defined as components of an enterprise about which separate financial information is evaluated regularly by the chief operating decision maker, who is the Company’s chief executive officer (“CEO”), in deciding how to allocate resources and assessing performance. The Company’s chief operating decision maker (“CODM”) allocates resources and assesses performance based upon discrete financial information at the consolidated level.

Our CODM uses consolidated net income to measure segment profit or loss, to allocate resources and assess performance. Further, the CODM reviews and utilizes functional expenses (cost of revenue, sales and marketing, research and development, and general and administrative) at the consolidated level to manage the Company’s operations.

The following table summarizes the Company’s segment revenue, significant segment expenses, and segment loss:

	December 31,
	2022	2023	2024
	(in thousands)
Revenue	$409,049	$569,946	$752,764
Less:
Compensation expenses (1)	(99,578)	(104,231)	(116,316)
Other segment items (2)	(504,876)	(599,520)	(711,996)
Net loss	$(195,405)	$(133,805)	$(75,548)

(1) Compensation expenses includes employee salaries and commissions, payroll taxes, benefits, outsourced labor costs, excluding share-based compensation expenses.
(2) Other segment items include acquisition-related costs, amortization of intangibles, depreciation of property and equipment, share-based compensation expenses, fulfilment costs, clearing and chargeback costs, hosting costs, marketing expenses, professional service fees, referral expenses, software and subscription costs, other overhead expenses, interest and other income, net, and income tax expenses.

Revenue by geographical region can be found in the revenue recognition disclosures in note 2 above. The following table presents the Company’s property and equipment, net of depreciation and amortization as well as the Company’s operating lease ROU assets by geographic region:

	December 31,
	2022	2023	2024
	(in thousands)
Israel	$22,823	$23,113	$23,314
United Kingdom	3,279	2,799	3,964
United States	3,828	7,265	6,379
Rest of world	71	111	1,212
Total assets, net	$30,001	$33,288	$34,869

Legal Proceedings

In the ordinary course of business, the Company may be subject from time to time to various proceedings, lawsuits, disputes, or claims. The Company investigates these claims as they arise. Although claims are inherently unpredictable, the Company is currently not aware of any matters that, if determined adversely to the Company, would individually or taken together, have a material adverse effect on its business, financial position, results of operations, or cash flows.

Israeli Severance Pay

Pursuant to Israel’s Severance Pay Law, Israeli employees are entitled to severance pay equal to one month’s salary for each year of employment, or a portion thereof. The Company has elected to include its employees in Israel under Section 14 of the Severance Pay Law, under which these employees are entitled only to monthly deposits made in their name with insurance companies, at a rate of 8.33% of their monthly salary. These payments release the Company from any future obligation under the Israeli Severance Pay Law to make severance payments in respect of those employees; therefore, for these employees any liability for severance pay due to these employees, and the deposits under Section 14 are not recorded as an asset in the consolidated balance sheets. For employees which are not under Section 14 of the Severance Pay Law, as of December 31, 2023 and 2024 there is an asset and a liability in the consolidated balance sheets in the total of $733 and $1,071 and $829 and $1,098, respectively. During the years ended December 31, 2023 and 2024, the Company recorded $691 and $33, respectively, in severance expenses related to these employees.

Funds receivable and payable to customers

Funds receivable represent cash received or settled from end-customers via third-party payment service providers, which flows through a Company bank account for payment to the Company’s customers. This cash and related receivables represent the total amount due to the Company’s customers and as such, a liability for the same amount is recorded to funds payable to customers.

Recently Issued Accounting Pronouncements

In November 2023, the FASB issued ASU 2023-07, “Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures”, which expands the annual and interim disclosure requirements for public company reportable segments, primarily through enhanced information about the significant expenses. This ASU is effective for fiscal years beginning after December 15, 2023, and for interim periods within fiscal years beginning after December 15, 2024. The Company adopted this guidance in this Annual Report on Form 20F in its Notes to Consolidated Financial Statements. The Company adopted this guidance for its annual period beginning January 1, 2024, see note 2 - “Segment Information” for further information.

Accounting Pronouncements Not Yet Adopted

In December 2023, the FASB issued ASU 2023-09 “Income Taxes (Topics 740): Improvements to Income Tax Disclosures”, which expands the disclosure requirements for income taxes, primarily related to the rate reconciliation and income taxes paid. This ASU is effective for the fiscal years beginning after December 15, 2024. Early adoption permitted. The Company is currently evaluating the impact of this guidance on its consolidated financial statement and related disclosures and will adopt the guidance effective January 1, 2025.

In November 2024, the FASB issued ASU 2024-03, Income Statement-Reporting Comprehensive Income-Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses, requiring public entities to disclose additional information about specific expense categories in the notes to the financial statements on an interim and annual basis. ASU 2024-03 is effective for fiscal years beginning after December 15, 2026, and for interim periods beginning after December 15, 2027, with early adoption permitted. The Company is currently evaluating the impact of adopting ASU 2024-03.